UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
- Dreyfus Worldwide Growth Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	04/30/10

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Worldwide Growth Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusWorldwide Growth Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1,2009,throughApril 30,2010,as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Worldwide Growth Fund’s Class A shares produced a total return of 6.08%, Class B shares returned 5.55%, Class C shares returned 5.68% and Class I shares returned 6.19%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”), produced a 9.40% total return.2

Stocks generally rallied over the reporting period as the global economy and financial markets continued to rebound from the 2008 recession and banking crisis. The fund produced returns that were lower than its benchmark, as lower-quality domestic stocks continued to outperform the high-quality, multinational companies on which the fund focuses.

The Fund’s Investment Approach

The fund invests primarily in large, well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times. We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals.The result is a portfolio of stocks of prominent companies selected for their sustained patterns of profitability, strong balance sheets, expanding global presence and above-average earnings growth potential. The fund pursues a “buy-and-hold” investment strategy in which we typically buy and sell relatively few stocks during the course of the year, which may help to reduce investors’ tax liabilities and the fund’s trading costs.3

Economic Recovery Fueled Stock Market Gains

The reporting period saw the continuation of a global economic recovery and international stock market rally that had begun earlier in 2009.Although unemployment and foreclosure rates remained high in many regions, including the United States, improved manufacturing activity and rising commodity prices helped boost confidence among businesses, consumers and investors throughout the world.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

As was the case since the rally began, investors generally continued to search for bargains among lower-quality stocks that had been punished during the downturn. Although investors appeared to pay more attention to underlying business fundamentals and less to bargain-hunting over the first two months of 2010, this shift proved tentative and was not enough to fully offset lagging results from very large, global companies. In some cases, stocks of multinational companies were undermined by intensifying economic concerns stemming from a sovereign debt crisis in parts of Europe.

Quality Bias Dampened Relative Performance

Although the market’s preference for lower-quality stocks produced headwinds for our investment process, our sector allocation and stock selection strategies produced a number of winners during the reporting period. The fund’s underweighted exposure to the financial sector enabled it to avoid weakness among European financial institutions, including those in hard-hit countries such as Greece and Spain. The fund also benefited from a lack of exposure to the utilities and telecommunications services sectors.

Our security selection process identified strong individual performers in a variety of sectors. Casual dining chain McDonald’s fared well, as the company continued to attract cost-conscious customers during the economic recovery with a number of new, well-received menu items. Media conglomerate News Corp. profited from a cyclical rebound in advertising spending and the worldwide success of the blockbuster movie “Avatar.” Semiconductor giant Intel encountered strong demand during the economic recovery as customers restocked depleted inventories of microchips. Intel’s bottom line also benefited from previous efforts to reduce costs.Tobacco producer Altria Group attracted greater investor interest in today’s low interest-rate environment when it raised its dividend.

The energy sector ranked among the fund’s greater areas of disappointment over the reporting period, as large, integrated oil companies such as Exxon Mobil and Total lagged smaller oil services and exploration-and-production companies that were more leveraged to the rising price of crude oil. In the consumer staples sector, drug store chain Walgreen lost value due to weakness in its non-pharmacy operations. The fund suffered more mild shortfalls from its underweighted position in the relatively economically sensitive industrials sector.

Positioned for the Next Phase of the Economic Cycle

The current economic recovery has been weaker than most rebounds since World War II, suggesting that investors are likely to turn to companies with the ability to produce steady revenues and earnings growth in a sub-par recovery. Therefore, unlike the bargain-hunting rally of 2009, we believe that the stock market over the remainder of 2010 is likely to be driven by the fundamental strengths and weaknesses of individual companies.

Consistent with this outlook, we recently added technology giant International Business Machines Corp. (IBM) to the fund’s holdings. IBM has demonstrated its ability to focus on higher margin businesses that produce recurring revenues and strong levels of free cash flow from a global marketplace. We eliminated the fund’s position in Mexican beverage bottler and convenience store operator Fomento Económico Mexicano when the company sparked concerns among investors by divesting its brewery unit at a price many analysts considered too low.

May 17, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand and the Far East. Investors cannot invest directly in any index.

3

Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components) the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Growth Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.28	$ 10.96	$ 10.00	$ 5.11
Ending value (after expenses)	$1,060.80	$1,055.50	$1,056.80	$1,061.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.16	$ 10.74	$ 9.79	$ 5.01
Ending value (after expenses)	$1,018.70	$1,014.13	$1,015.08	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.15% for Class B, 1.96% for Class C, and 1.00% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Consumer Discretionary—23.3%
Christian Dior	230,000	24,331,362
LVMH Moet Hennessy Louis Vuitton	20,775	2,374,987
McDonald’s	207,800	14,668,602
McGraw-Hill	140,000	4,720,800
News, Cl. A	516,400	7,962,888
Philip Morris International	552,500	27,116,700
Procter & Gamble	330,000	20,512,800
		101,688,139
Consumer Staples—29.1%
Altria Group	552,500	11,707,475
Coca-Cola	403,100	21,545,695
DANONE, ADR	857,000	9,966,910
Diageo, ADR	165,000	11,243,100
L’Oreal, ADR	1,037,000	21,548,860
Nestle, ADR	484,000	23,667,600
PepsiCo	168,175	10,968,373
Walgreen	468,000	16,450,200
		127,098,213
Energy—20.4%
Chevron	263,800	21,483,872
ConocoPhillips	15,000	887,850
Exxon Mobil	411,008	27,886,893
Royal Dutch Shell, ADR	147,000	9,224,250
Statoil, ADR	400,068	9,669,644
Total, ADR	363,016	19,740,810
		88,893,319
Financial—3.3%
Assicurazioni Generali	14,549	306,691
Eurazeo	69,669	4,845,593

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
HSBC Holdings, ADR	85,666	4,359,543
JPMorgan Chase & Co.	65,100	2,771,958
Zurich Financial Services	10,100	2,251,844
		14,535,629
Health Care—12.8%
Abbott Laboratories	200,300	10,247,348
Becton Dickinson & Co.	20,000	1,527,400
Johnson & Johnson	228,525	14,694,157
Novartis, ADR	7,000	355,950
Novo Nordisk, ADR	50,000	4,105,000
Roche Holding, ADR	626,000	24,664,400
		55,594,255
Industrial—1.7%
General Dynamics	8,000	610,880
General Electric	106,072	2,000,518
United Technologies	65,000	4,871,750
		7,483,148
Information Technology—5.1%
Apple	16,000 [a]	4,177,920
Intel	570,941	13,034,583
International Business Machines	11,000	1,419,000
Microsoft	120,000	3,664,800
		22,296,303
Materials—3.6%
Air Liquide, ADR	666,059	15,525,835
Total Common Stocks
(cost $230,665,800)		433,114,841

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,058,000)	1,058,000 [b]	1,058,000

Total Investments (cost $231,723,800)	99.5%	434,172,841
Cash and Receivables (Net)	.5%	2,060,008
Net Assets	100.0%	436,232,849

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	29.1	Materials	3.6
Consumer Discretionary	23.3	Financial	3.3
Energy	20.4	Industrial	1.7
Health Care	12.8	Money Market Investment	.2
Information Technology	5.1		99.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			230,665,800	433,114,841
Affiliated issuers			1,058,000	1,058,000
Receivable for investment securities sold				1,644,383
Dividends and interest receivable				1,240,105
Receivable for shares of Common Stock subscribed				125,219
Prepaid expenses				40,110
				437,222,658
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				486,265
Cash overdraft due to Custodian				28,926
Payable for shares of Common Stock redeemed				276,598
Accrued expenses				198,020
				989,809
Net Assets ($)				436,232,849
Composition of Net Assets ($):
Paid-in capital				226,906,486
Accumulated distributions in excess of investment income—net				(4,423)
Accumulated net realized gain (loss) on investments				6,884,741
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				202,446,045
Net Assets ($)				436,232,849

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	373,003,989	8,113,044	50,530,260	4,585,556
Shares Outstanding	9,985,354	227,873	1,467,976	121,784
Net Asset Value Per Share ($)	37.36	35.60	34.42	37.65

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $648,522 foreign taxes withheld at source):
Unaffiliated issuers	6,586,600
Affiliated issuers	1,006
Total Income	6,587,606
Expenses:
Management fee—Note 3(a)	1,658,481
Shareholder servicing costs—Note 3(c)	930,132
Distribution fees—Note 3(b)	231,358
Custodian fees—Note 3(c)	36,806
Professional fees	36,090
Registration fees	30,967
Prospectus and shareholders’ reports	12,578
Directors’ fees and expenses—Note 3(d)	10,304
Loan commitment fees—Note 2	5,694
Miscellaneous	7,422
Total Expenses	2,959,832
Less—reduction in fees due to earnings credits—Note 1(c)	(1,251)
Net Expenses	2,958,581
Investment Income—Net	3,629,025
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,891,728
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	13,766,039
Net Realized and Unrealized Gain (Loss) on Investments	20,657,767
Net Increase in Net Assets Resulting from Operations	24,286,792

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income—net	3,629,025	7,866,870
Net realized gain (loss) on investments	6,891,728	10,108,018
Net unrealized appreciation
(depreciation) on investments	13,766,039	37,638,166
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,286,792	55,613,054
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,114,471)	(2,245,109)
Class B Shares	(81,614)	—
Class C Shares	(725,614)	—
Class I Shares	(83,147)	(10,223)
Class T Shares	—	(3,609)
Net realized gain on investments:
Class A Shares	(7,474,191)	—
Class B Shares	(225,266)	—
Class C Shares	(1,130,749)	—
Class I Shares	(74,573)	—
Total Dividends	(16,909,625)	(2,258,941)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,807,566	42,554,927
Class B Shares	249,290	381,509
Class C Shares	1,864,161	2,794,043
Class I Shares	3,436,610	1,024,852
Class T Shares	—	49,421

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	12,810,519	1,947,328
Class B Shares	280,121	—
Class C Shares	1,327,506	—
Class I Shares	78,192	9,998
Class T Shares	—	3,237
Cost of shares redeemed:
Class A Shares	(32,465,446)	(77,127,681)
Class B Shares	(4,362,821)	(9,022,417)
Class C Shares	(5,527,624)	(12,129,269)
Class I Shares	(894,187)	(662,033)
Class T Shares	—	(2,191,385)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,396,113)	(52,367,470)
Total Increase (Decrease) in Net Assets	(2,018,946)	986,643
Net Assets ($):
Beginning of Period	438,251,795	437,265,152
End of Period	436,232,849	438,251,795
Undistributed (distributions in
excess of) investment income—net	(4,423)	4,371,398

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	328,456	1,402,173
Shares issued for dividends reinvested	346,138	64,054
Shares redeemed	(867,298)	(2,555,044)
Net Increase (Decrease) in Shares Outstanding	(192,704)	(1,088,817)
Class Bb
Shares sold	5,793	12,500
Shares issued for dividends reinvested	7,917	—
Shares redeemed	(122,099)	(310,874)
Net Increase (Decrease) in Shares Outstanding	(108,389)	(298,374)
Class C
Shares sold	47,784	95,843
Shares issued for dividends reinvested	38,827	—
Shares redeemed	(160,067)	(427,681)
Net Increase (Decrease) in Shares Outstanding	(73,456)	(331,838)
Class I
Shares sold	90,563	34,198
Shares issued for dividends reinvested	2,098	327
Shares redeemed	(23,674)	(19,922)
Net Increase (Decrease) in Shares Outstanding	68,987	14,603
Class Tc
Shares sold	—	1,617
Shares issued for dividends reinvested	—	107
Shares redeemed	—	(76,359)
Net Increase (Decrease) in Shares Outstanding	—	(74,635)

a	Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b

During the period ended April 30, 2010, 69,382 Class B shares representing $2,475,196 were automatically converted to 66,096 Class A shares and during the period ended October 31, 2009, 132,897 Class B shares representing $3,884,209 were automatically converted to126,443 Class A shares.

c	On the close of business on February 4, 2009, 58,490 Class T shares representing $1,663,461 were converted to 58,021 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	36.61	31.89	47.58	40.85	35.12	31.35
Investment Operations:
Investment income—net[a]	.32	.65	.60	.41	.39	.42
Net realized and unrealized
gain (loss) on investments	1.89	4.26	(15.59)	6.68	5.91	3.83
Total from Investment Operations	2.21	4.91	(14.99)	7.09	6.30	4.25
Distributions:
Dividends from
investment income—net	(.71)	(.19)	(.70)	(.36)	(.57)	(.48)
Dividends from net realized
gain on investments	(.75)	—	—	—	—	—
Total Distributions	(1.46)	(.19)	(.70)	(.36)	(.57)	(.48)
Net asset value, end of period	37.36	36.61	31.89	47.58	40.85	35.12
Total Return (%)[b]	6.08[c]	15.50	(31.93)	17.47	18.16	13.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[d]	1.34	1.23	1.24	1.23	1.24
Ratio of net expenses
to average net assets	1.23[d,e]	1.33	1.22	1.24[e]	1.23	1.24[e]
Ratio of net investment income
to average net assets	1.75[d]	2.08	1.41	.94	1.04	1.21
Portfolio Turnover Rate	.33[c]	3.53	3.38	1.21	.30	.52
Net Assets, end of period
($ x 1,000)	373,004 372,623		359,328	615,183	570,586	533,041

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2010			Year Ended October 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	34.69	30.32	45.08	38.71	33.19	29.54
Investment Operations:
Investment income—net[a]	.14	.34	.21	.05	.08	.17
Net realized and unrealized
gain (loss) on investments	1.79	4.03	(14.83)	6.32	5.60	3.59
Total from Investment Operations	1.93	4.37	(14.62)	6.37	5.68	3.76
Distributions:
Dividends from
investment income—net	(.27)	—	(.14)	—	(.16)	(.11)
Dividends from net realized
gain on investments	(.75)	—	—	—	—	—
Total Distributions	(1.02)	—	(.14)	—	(.16)	(.11)
Net asset value, end of period	35.60	34.69	30.32	45.08	38.71	33.19
Total Return (%)[b]	5.55[c]	14.45	(32.52)	16.46	17.16	12.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.15[d]	2.30	2.10	2.09	2.08	2.06
Ratio of net expenses
to average net assets	2.15[d,e]	2.28	2.09	2.09[e]	2.08	2.06[e]
Ratio of net investment income
to average net assets	.78[d]	1.18	.53	.13	.23	.53
Portfolio Turnover Rate	.33[c]	3.53	3.38	1.21	.30	.52
Net Assets, end of period
($ x 1,000)	8,113	11,666	19,241	55,214	97,334	153,641

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	33.74	29.42	43.96	38.15	32.82	29.30
Investment Operations:
Investment income—net[a]	.17	.39	.27	.08	.11	.16
Net realized and unrealized
gain (loss) on investments	1.74	3.93	(14.42)	6.20	5.53	3.58
Total from Investment Operations	1.91	4.32	(14.15)	6.28	5.64	3.74
Distributions:
Dividends from
investment income—net	(.48)	—	(.39)	(.47)	(.31)	(.22)
Dividends from net realized
gain on investments	(.75)	—	—	—	—	—
Total Distributions	(1.23)	—	(.39)	(.47)	(.31)	(.22)
Net asset value, end of period	34.42	33.74	29.42	43.96	38.15	32.82
Total Return (%)[b]	5.68[c]	14.68	(32.45)	16.61	17.30	12.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.96[d]	2.07	1.95	1.97	1.96	2.01
Ratio of net expenses
to average net assets	1.96[d,e]	2.06	1.95	1.97[e]	1.96	2.01[e]
Ratio of net investment
income to average net assets	1.01[d]	1.37	.68	.20	.31	.48
Portfolio Turnover Rate	.33[c]	3.53	3.38	1.21	.30	.52
Net Assets, end of period
($ x 1,000)	50,530	52,011	55,114	94,893	87,964	87,120

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2010			Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a]	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	36.96	32.21	48.06	41.27	35.49	31.69
Investment Operations:
Investment income—net[b]	.40	.80	.70	.52	.42	.59
Net realized and unrealized
gain (loss) on investments	1.87	4.24	(15.74)	6.75	6.01	3.80
Total from Investment Operations	2.27	5.04	(15.04)	7.27	6.43	4.39
Distributions:
Dividends from
investment income—net	(.83)	(.29)	(.81)	(.48)	(.65)	(.59)
Dividends from net realized
gain on investments	(.75)	—	—	—	—	—
Total Distributions	(1.58)	(.29)	(.81)	(.48)	(.65)	(.59)
Net asset value, end of period	37.65	36.96	32.21	48.06	41.27	35.49
Total Return (%)	6.19[c]	15.84	(31.79)	17.76	18.35	14.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[d]	1.08	.98	.98	1.06	.91
Ratio of net expenses
to average net assets	1.00[d,e]	1.06	.98[e]	.98[e]	1.06	.91[e]
Ratio of net investment income
to average net assets	2.03[d]	2.47	1.66	1.17	1.19	1.74
Portfolio Turnover Rate	.33[c]	3.53	3.38	1.21	.30	.52
Net Assets, end of period
($ x 1,000)	4,586	1,951	1,230	1,909	1,825	2,029

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Worldwide Growth Fund (the “fund”) is the sole series of Dreyfus Premier Worldwide Growth Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with long-term capital growth consistent with the preservation of cap-ital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and inter-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: funda-

mental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

	Level 2—Other	Level 3—
Level 1—	Significant	Significant
Unadjusted	Observable	Unobservable
Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities—

Domestic†	244,932,462	—	—	244,932,462
Equity Securities—
Foreign	154,071,902†	34,110,477††	—	188,182,379
Mutual Funds	1,058,000	—	—	1,058,000

†	See Statement of Investments for industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resultiing in a Level 2 classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $2,258,941. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a fee at the annual rate of .2175% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2010, the Distributor retained $11,051 from commissions earned on sales of the fund’s Class A shares and $11,822 and $1,335 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2010, Class B and Class C shares were charged $36,935 and $194,423, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A, Class B and Class C shares were charged $470,792, $12,312 and $64,807, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $229,269 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $24,876 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,251.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $36,806 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $275,242, Rule 12b-1 distribution plan fees $37,083, shareholder services plan fees $90,776, custodian fees $18,301, chief compliance officer fees $3,199 and transfer agency per account fees $61,664.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2010, amounted to $1,436,801 and $25,103,103, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($) 4/30/2010 ($) Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	1,497,000	19,677,000	20,116,000 1,058,000	0.2

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended April 30, 2010.These disclosures did not impact the notes to the financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2010, accumulated net unrealized appreciation on investments was $202,449,041, consisting of $205,001,687 gross unrealized appreciation and $2,552,646 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Growth Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)